Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and Address of Issuer:

  	Greenspring Fund, Incorporated
  	2330 West Joppa Road, Suite 110
 	 Lutherville, MD 21093

2.	Name of each series or class of funds for which this notice is filed:

   Greenspring Fund, Incorporated

3.	Investment Company Act File Number: 811-3627

  	Securities Act File Number: 2-81956

4.	Last day of fiscal year for which this notice is filed:

  	December 31, 1999

5.	Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:  [ ]


6.	Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6)

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

  	None

8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

  	None

9.	Number and aggregate sale price of securities sold during the fiscal year:

  	$7,846,583.33 ($.01 par value)

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

  	$7,846,583.33 ($.01 par value)

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

  	$4,578,721.36

12.Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   7,846,583.33

   (ii) Aggregate price of shares issued in connection with
        with dividend reinvestment plans (from Item 11,
        if applicable):                                         4,578,721.36

   (iii)Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):               (61,926,876.06)

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to 24e-2 (if applicable):                              0.00
                                                             ----------------
   (v)  Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        ((i) + (ii) - (iii) + (iv)) (if applicable):         ($49,501,571.37)

   (vi) Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or
        regulation (see Instruction C.6):                            .000278
                                                             ----------------
   (vii)Fee due ((v) * (vi))                                            0.00
                                                             ================

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
   Informal and Other Procedures (17 CFR	202.3a). [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

N/A

Signature:  Michael T. Godack, Sr. Vice President

Date:       February 11, 2000